Expense Example {- Fidelity® Government Cash Reserves} - 11.30 Fidelity Government Cash Reserves PRO-12 - Fidelity® Government Cash Reserves - Fidelity Government Cash Reserves-Default	Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431